Financial debt - Long-term debt - Parenthetical (Details)	12 Months Ended
Dec. 31, 2019
Denominated in pesos, maturing in 2017 and 2018, at TIIE (1) FIRA (2) rates less 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate basis	TIIE (1) FIRA (2) rates less 0.25 percentage points
Denominated in pesos, maturing in 2018, at TIIE (1) FIRA (2) rates less 0.60 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	2018
Borrowings, interest rate basis	TIIE (1) FIRA (2) rates less 0.60 percentage points
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate basis	TIIE (1) FIRA (2) rates plus 0.25 percentage points
Denominated in pesos, maturing in 2023, at TIIE (1) FIRA (2) plus 0 percentage points.
Disclosure of financial debt [Line Items]
Borrowings, maturity	2023
Borrowings, interest rate basis	TIIE (1) FIRA (2) plus 0 percentage points